Income taxes (Tables)	12 Months Ended
Dec. 31, 2024
Income taxes
Schedule of (Loss) income before income taxes

	Years ended December 31,
	2022	2023	2024
	RMB	RMB	RMB
PRC	(89,768,953)	(92,977,042)	(533,372,130)
Overseas	(59,554,082)	161,174,386	245,969,524
Total	(149,323,035)	68,197,344	(287,402,606)

Schedule of reconciliation of total tax expenses

	Years ended December 31,
	2022	2023	2024
PRC income tax rate	25.00%	25.00%	25.00%
Expenses not deductible for tax purposes	(14.71)%	19.77%	(8.79)%
Effect of tax holiday	2.15%	—	—
Effect of tax rate in different tax jurisdiction	13.38%	(77.33)%	20.76%
Change in valuation allowance	(28.31)%	36.13%	(42.33)%
Total	(2.49)%	3.57%	(5.36)%

Schedule of aggregate amount and per share effect of the tax holiday

	Years ended December 31,
	2022	2023	2024
	RMB	RMB	RMB
The aggregate dollar effect	3,205,943	—	—
Per share effect—basic and diluted	0.10	—	—

Schedule of deferred tax assets

	Years ended December 31,
	2023	2024
	RMB	RMB
Deferred tax assets
Tax loss carried forward	809,834,806	461,896,586
Deductible temporary differences	267,362,061	308,259,437
Tax basis difference upon the restructuring in 2016	22,907,887	11,911,959
Allowance for credit loss	11,478,781	10,812,975
Allowance for others	—	18,868,173
Total deferred tax assets	1,111,583,535	811,749,130
Less: valuation allowance	(1,111,583,535)	(811,749,130)
Net deferred tax assets	—	—

Schedule of movement of deferred tax valuation allowance

	Years ended December 31,
	2022	2023	2024
	RMB	RMB	RMB
Balance at beginning of the year	1,092,224,566	1,064,015,562	1,111,583,535
Increase	53,777,072	82,998,721	28,617,596
Decrease	(81,986,076)	(35,430,748)	(328,452,001)
Balance at end of the year	1,064,015,562	1,111,583,535	811,749,130